Document and Entity Information	Aug. 14, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2023
Entity File Number	001-41048
Entity Registrant Name	Integrated Rail and Resources Acquisition Corp.
Entity Central Index Key	0001854795
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2581754
Entity Address, Address Line One	400 W. Morse Boulevard, Suite 220
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	321
Local Phone Number	972-1583
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	IRRXU
Security Exchange Name	NYSE
Shares of Class A common stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	IRRX
Security Exchange Name	NYSE
Redeemable Warrants, each exercisable for one share of Class A common stock for $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	IRRXW
Security Exchange Name	NYSE